Document and Entity Information	9 Months Ended
Sep. 30, 2020
RedeemableEquityCommonRedemptionValue
Entity Registrant Name	Landsea Homes Corp
Entity Central Index Key	0001721386
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE